Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (4,210,211)	$ 2,066,498
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	865,851	946,457
Bad debt expense	20,936	1,546
Share-based compensation expense	443,234	611,480
Gain on insurance proceeds, net	(304,307)	(2,199,463)
Loss on disposal of property and equipment	3,444	8,335
(Increase) decrease in:
Trade accounts receivable	(2,239,341)	2,234,397
Other receivables	337,237	(107,845)
Income taxes refundable	76,844	(81,844)
Inventories	5,041,009	(4,327,560)
Prepaid expenses and other assets	(23,471)	(55,244)
Other assets	411,807	92,036
Increase (decrease) in:
Accounts payable and accrued expenses	(829,091)	479,372
Accrued compensation and payroll taxes	(282,548)	77,229
Income taxes payable	(4,232)	4,656
Other noncurrent liabilities	(164,185)	(145,726)
Net cash used in operating activities	(857,024)	(395,676)
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(369,630)	(520,847)
Insurance proceeds received	304,307	1,946,992
Investment in intangible assets	(1,821)	(1,996)
Proceeds from sale of property and equipment	0	4,500
Net cash provided by (used in) investing activities	(67,144)	1,428,649
Cash flows from financing activities:
Payroll taxes withheld and remitted on share-based payments	(112,951)	(115,852)
Principal payments on long-term debt	(47,270)	(1,853,358)
Payments for financing costs	(100,000)	(100,000)
Principal payments on financing lease	(37,459)	(35,724)
Net cash provided by (used in) financing activities	(300,294)	219,800
Net increase (decrease) in cash	(1,224,462)	1,252,773
Cash at beginning of year	1,468,709	215,936
Cash at end of year	244,247	1,468,709
Supplemental disclosure of cash flow information:
Cash payments for interest	1,069,019	1,028,762
Income taxes paid, net of refunds	(53,426)	221,993
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	14,982	22,081
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Cash flows from financing activities:
Proceeds from note payable, revolver	65,369,765	79,258,692
Payments on note payable, revolver	$ (65,372,379)	$ (76,933,958)